UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   Managing Director
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         Ronald H. Oliver   Westport, Connecticut   May 13, 2013
         ----------------   ---------------------   ------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total (x$1,000):   $ 1,059,317

List of Included Managers:

        Andrew J. Knuth     Westport Advisers, LLC
        Edmund H. Nicklin   Westport Advisers LLC

List of Other Included Managers:

        No.     13F File Number        Name


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
               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
AbbVie Inc.                            COM      00287Y109       7,340     180,000 SH       Sole                  180,000
Abbott Laboratories                    COM      002824100       6,358     180,000 SH       Sole                  180,000
Air Products & Chemicals, Inc.         COM      009158106      13,721     157,500 SH       Sole                  157,500
Albemarle Corp.                        COM      012653101       7,959     127,300 SH       Sole                  127,300
American Eagle Outfitters, Inc         COM      02553E106       8,415     450,000 SH       Sole                  450,000
Amphenol Corp.                         COM      032095101      15,027     201,300 SH       Sole                  201,300
Anadarko Petroleum Corp.               COM      032511107      17,490     200,000 SH       Sole                  200,000
Arthur J. Gallagher & Company          COM      363576109      16,665     403,424 SH       Sole                  403,424
Banner Corporation                     COM      06652V208       5,036     158,213 SH       Sole                  158,213
Big Lots, Inc.                         COM      089302103      27,145     769,642 SH       Sole                  769,642
Brown & Brown, Inc.                    COM      115236101      24,935     778,261 SH       Sole                  778,261
CA, Inc.                               COM      12673P105      11,459     455,089 SH       Sole                  455,089
CACI International, Inc.               COM      127190304      12,783     220,900 SH       Sole                  220,900
CVS Caremark Corp.                     COM      126650100      10,563     192,090 SH       Sole                  192,090
Carter's Inc.                          COM      146229109       2,124      37,088 SH       Sole                   37,088
Charles River Laboratories Int         COM      159864107       6,862     155,000 SH       Sole                  155,000
Check Point Software Technolog         COM      M22465104      17,151     365,000 SH       Sole                  365,000
Checkpoint Systems, Inc.               COM      162825103       8,739     669,150 SH       Sole                  669,150
Chicago Bridge & Iron Company          COM      167250109       2,173      35,000 SH       Sole                   35,000
Copart, Inc.                           COM      217204106       5,829     170,100 SH       Sole                  170,100
Core Laboratories N.V.                 COM      N22717107       5,517      40,000 SH       Sole                   40,000
Cullen/Frost Bankers, Inc.             COM      229899109       4,377      70,000 SH       Sole                   70,000
Darden Restaurants, Inc.               COM      237194105       9,302     180,000 SH       Sole                  180,000
DeVry, Inc.                            COM      251893103      23,414     737,442 SH       Sole                  737,442
Dr. Pepper Snapple Group, Inc.         COM      26138E109      14,085     300,000 SH       Sole                  300,000
EOG Resources, Inc.                    COM      26875P101      22,092     172,500 SH       Sole                  172,500
Entergy Corp.                          COM      29364G103       5,850      92,500 SH       Sole                   92,500
FEI Company                            COM      30241L109      39,684     614,772 SH       Sole                  614,772
FMC Corp.                              COM      302491303      21,671     380,000 SH       Sole                  380,000
FedEx Corp.                            COM      31428X106      12,029     122,500 SH       Sole                  122,500
Forest Oil Corp.                       COM      346091705       5,784   1,099,595 SH       Sole                1,099,595
General Communication, Inc. -          COM      369385109         948     103,358 SH       Sole                  103,358
IPG Photonics Corp.                    COM      44980X109      26,546     399,722 SH       Sole                  399,722
International Rectifier Corp.          COM      460254105       2,543     120,246 SH       Sole                  120,246
Interpublic Group of Companies         COM      460690100      12,068     926,192 SH       Sole                  926,192
Laboratory Corporation of Amer         COM      50540R409      13,530     150,000 SH       Sole                  150,000
Lender Processing Services, In         COM      52602E102      15,163     595,545 SH       Sole                  595,545
Lone Pine Resources, Inc.              COM      54222A106         298     248,027 SH       Sole                  248,027
MSC Industrial Direct Company          COM      553530106      15,869     185,000 SH       Sole                  185,000
MasterCard, Inc. - Class A             COM      57636Q104      17,587      32,500 SH       Sole                   32,500
McCormick & Company, Inc.              COM      579780206      15,465     210,260 SH       Sole                  210,260
Nordson Corp.                          COM      655663102      13,124     199,000 SH       Sole                  199,000
Orient Express Hotels Ltd. - C         COM      G67743107       7,955     806,827 SH       Sole                  806,827
PTC Inc.                               COM      69370C100      27,601   1,082,804 SH       Sole                1,082,804
Pall Corp.                             COM      696429307      18,631     272,500 SH       Sole                  272,500
PetSmart, Inc.                         COM      716768106       7,452     120,000 SH       Sole                  120,000
Plains Exploration & Productio         COM      726505100      31,400     661,477 SH       Sole                  661,477
Praxair, Inc.                          COM      74005P104      13,719     123,000 SH       Sole                  123,000
Precision Castparts Corp.              COM      740189105      68,950     363,622 SH       Sole                  363,622
QLogic Corp.                           COM      747277101       6,113     527,016 SH       Sole                  527,016
Republic Services, Inc.                COM      760759100      14,520     440,000 SH       Sole                  440,000
Rofin-Sinar Technologies, Inc.         COM      775043102       7,625     281,458 SH       Sole                  281,458
Rogers Corp.                           COM      775133101      11,236     235,953 SH       Sole                  235,953
Ross Stores, Inc.                      COM      778296103      13,943     230,000 SH       Sole                  230,000
Saks, Inc.                             COM      79377w108       9,894     862,600 SH       Sole                  862,600
State Street Corp.                     COM      857477103       6,352     107,500 SH       Sole                  107,500
Stone Energy Corp.                     COM      861642106       7,081     325,541 SH       Sole                  325,541
SunTrust Banks, Inc.                   COM      867914103         288      10,000 SH       Sole                   10,000
Synopsys, Inc.                         COM      871607107      52,597   1,465,904 SH       Sole                1,465,904
Teradata Corp.                         COM      88076W103      12,913     220,690 SH       Sole                  220,690
Texas Instruments, Inc.                COM      882508104       3,831     107,964 SH       Sole                  107,964
Trimble Navigation Limited             COM      896239100      16,189     540,000 SH       Sole                  540,000
United Rentals, Inc.                   COM      911363109      20,614     374,997 SH       Sole                  374,997
Universal Health Services, Inc         COM      913903100      74,426   1,165,268 SH       Sole                1,165,268
Varian Medical Systems, Inc.           COM      92220P105      20,520     285,000 SH       Sole                  285,000
W.W. Grainger, Inc.                    COM      384802104      15,749      70,000 SH       Sole                   70,000
WSFS Financial Corp.                   COM      929328102       2,361      48,546 SH       Sole                   48,546
Weight Watchers International,         COM      948626106       5,474     130,000 SH       Sole                  130,000
Willis Group Holdings plc              COM      G96666105      57,163   1,447,520 SH       Sole                1,447,520
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